Leases - Fleet and spare engines (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) aircraft engine	Dec. 31, 2022 engine aircraft	Dec. 31, 2011 aircraft
Leases
Number of aircraft leased	129	116
Number of spare engines leased | engine	20	23
Number of aircraft incorporated to fleet	13	18
Number of aircraft with lease term extended	9	5
Maximum lease extended term	3 years 6 months
Amount of increase in Right-of-Use assets from lease extensions and new incorporations | $	$ 478,303
Amount of increase in lease liabilities from lease extensions and new incorporations | $	$ 478,303
Number of CEO spare engines incorporated to fleet		3
Number of spare engines with lease term extended	6	2
Airbus purchase agreement
Leases
Number of aircraft purchased	13	18
Maximum lease extended term	4 years
Pratt and Whitney purchase agreement (FMP)
Leases
Number of CEO spare engines incorporated to fleet	4
A319 Model 132
Leases
Number of aircraft leased	3	3
A320 Model 233
Leases
Number of aircraft leased	39	39
A320 Model 232
Leases
Number of aircraft leased	1	1
A320NEO Model 271N
Leases
Number of aircraft leased	51	48
A320NEO Model 271N | Airbus purchase agreement
Leases
Number of aircraft incorporated to fleet	1	6
A320NEO Model 271N | Lessor's aircraft order book
Leases
Number of aircraft incorporated to fleet	2	3
A321 Model 231
Leases
Number of aircraft leased	10	10
A321NEO Model 271N
Leases
Number of aircraft leased	25	15
A321NEO Model 271N | Sale and Leaseback Transactions
Leases
Number of aircraft incorporated to fleet	2	7
A321NEO Model 271N | Lessor's aircraft order book
Leases
Number of aircraft incorporated to fleet	8	2
A320CEO model
Leases
Number of aircraft purchased			14
A320CEO model | Airbus purchase agreement
Leases
Number of aircraft with lease term extended	8	2
A319CEO Model | Airbus purchase agreement
Leases
Number of aircraft with lease term extended		1
A321CEO Model | Airbus purchase agreement
Leases
Number of aircraft with lease term extended	1	2
V2500 Model V2524-A5
Leases
Number of spare engines leased | engine		2
V2500 Model V2527M-A5
Leases
Number of spare engines leased | engine	3	3
V2500 Model V2527E-A5
Leases
Number of spare engines leased | engine	5	6
V2500 Model V2527-A5
Leases
Number of spare engines leased | engine	6	6
PW1100 Model PW1127G-JM
Leases
Number of spare engines leased | engine	5	5
PW1100 Model PW1133G-JM engine
Leases
Number of spare engines leased | engine	1	1